Risk Management - Summary of Sensitivity Analysis of the Derivative Financial Instruments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Probable Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ 1
Probable Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	1
Reasonably Possible Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	134
Reasonably Possible Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	11
Reasonably Possible Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	145
Remote Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	268
Remote Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	23
Remote Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ 291